Inventories (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Inventories
Finished goods	£ 2,080,000	£ 2,186,000
Cost of inventory recognized during the period	5,061,000	6,433,000	£ 8,664,000
Write down of inventories	194,000	133,000	22,000
Reversal of previous inventory write-down	£ 127,000	£ 22,000	£ 0